Property, Plant and Equipment	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

Note 9 Property, Plant and Equipment

Property, plant and equipment in service and under construction, and related accumulated depreciation and amortization, as of December 31, 2017 and 2016, were as follows:

December 31,	Useful Lives (Years)	2017	2016
(Dollars in millions)
Land	N/A	$36	$35
Buildings	20	297	297
Leasehold and land improvements	1-30	1,178	1,153
Cell site equipment	7-25	3,411	3,383
Switching equipment	5-8	988	976
Office furniture and equipment	3-5	389	420
Other operating assets and equipment	3-5	57	53
System development	1-7	1,060	1,217
Work in process	N/A	212	178
Total property, plant and equipment, gross		7,628	7,712
Accumulated depreciation and amortization		(5,308)	(5,242)
Total property, plant and equipment, net		$2,320	$2,470

Depreciation and amortization expense totaled $604 million, $607 million and $596 million in 2017, 2016 and 2015, respectively.  In 2017, 2016 and 2015, (Gain) loss on asset disposals, net included charges of $17 million, $22 million and $16 million, respectively, related to disposals of assets, trade-ins of older assets for replacement assets and other retirements of assets from service in the normal course of business.